Balance Sheets (Parenthetical) (Annual Report [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
Common Stock Par Value	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	1,000,000,000	1,000,000,000
Common Stock Shares Issued	35,142,000	13,673,000
Common Stock Shares Outstanding	35,142,000	13,673,000